Schedule of Investments (unaudited)
November 30, 2024
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.1%
B3 SA - Brasil Bolsa Balcao	9,954,796	$15,204,855
Banco do Brasil SA	975,930	3,988,515
CCR SA	5,802,936	10,522,210
Cosan SA	5,838,583	9,645,578
Embraer SA(a)	465,536	4,448,930
Engie Brasil Energia SA	2,221,625	13,975,619
Hapvida Participacoes e Investimentos SA(a)(b)	10,196,295	4,473,843
Natura & Co. Holding SA	2,521,977	5,675,370
NU Holdings Ltd./Cayman Islands, Class A(a)	1,119,154	14,023,000
Petroleo Brasileiro SA	735,556	5,244,541
Raia Drogasil SA	1,533,367	6,088,309
Rumo SA	4,087,755	13,057,880
TIM SA/Brazil	1,562,127	4,024,227
TOTVS SA	3,069,951	13,924,173
Vibra Energia SA	3,955,803	13,445,049
		137,742,099
Chile — 0.5%
Enel Americas SA	214,673,092	19,709,681
China — 26.3%
Agricultural Bank of China Ltd., Class A	9,568,600	6,356,328
Agricultural Bank of China Ltd., Class H	19,839,000	9,938,283
Alibaba Group Holding Ltd.	8,320,068	90,865,448
Alibaba Health Information Technology Ltd.(a)(c)	8,266,000	3,920,356
Baidu Inc., Class A(a)	1,019,612	10,824,290
Bank of China Ltd., Class H	9,504,000	4,431,394
Bilibili Inc., Class Z(a)	201,600	3,864,849
BYD Co. Ltd., Class A	99,855	3,816,531
BYD Co. Ltd., Class H	673,500	22,215,386
China Construction Bank Corp., Class A	6,565,700	7,240,240
China Construction Bank Corp., Class H	77,693,000	58,740,492
China Life Insurance Co. Ltd., Class H	5,627,000	10,745,416
China Mengniu Dairy Co. Ltd.	4,131,000	9,097,537
China Merchants Bank Co. Ltd., Class H	3,626,500	16,622,445
China Minsheng Banking Corp. Ltd., Class A	10,482,800	5,745,364
China Minsheng Banking Corp. Ltd., Class H	11,608,023	4,529,736
China Pacific Insurance Group Co. Ltd., Class H	1,285,600	4,070,082
China Petroleum & Chemical Corp., Class H	7,670,000	4,121,733
China Resources Beer Holdings Co. Ltd.	1,122,500	3,811,535
China Resources Gas Group Ltd.	1,307,400	4,692,494
China Ruyi Holdings Ltd.(a)(c)	17,532,000	4,632,599
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,194,900	4,883,838
CITIC Securities Co. Ltd., Class A	1,068,000	4,547,014
CITIC Securities Co. Ltd., Class H	1,429,500	4,077,052
CMOC Group Ltd., Class A	7,428,100	7,524,224
CMOC Group Ltd., Class H	11,784,000	8,830,080
Contemporary Amperex Technology Co. Ltd., Class A	470,885	17,117,669
CSPC Pharmaceutical Group Ltd.	6,459,520	4,226,828
ENN Energy Holdings Ltd.	1,252,100	8,510,052
ENN Natural Gas Co. Ltd., Class A	1,746,300	4,420,233
Fosun International Ltd.	16,771,000	9,120,380
Foxconn Industrial Internet Co. Ltd., Class A	1,216,900	3,773,116
Geely Automobile Holdings Ltd.	8,099,000	14,583,009
Haier Smart Home Co. Ltd., Class A	1,324,700	5,206,931
Haier Smart Home Co. Ltd., Class A	2,535,600	8,528,288
Haitong Securities Co. Ltd., Class H	9,725,600	8,687,367
Hansoh Pharmaceutical Group Co. Ltd.(b)(c)	3,660,000	9,120,873
Huatai Securities Co. Ltd., Class A	5,173,102	12,896,298
Security	Shares	Value
China (continued)
Huatai Securities Co. Ltd., Class H(b)	2,358,200	$4,078,736
IEIT Systems Co. Ltd., Class A	568,100	3,769,690
Industrial & Commercial Bank of China Ltd., Class A	5,136,000	4,363,263
Industrial & Commercial Bank of China Ltd., Class H	42,405,000	25,002,026
Industrial Bank Co. Ltd., Class A	4,969,700	12,420,297
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,141,200	8,483,345
Innovent Biologics Inc.(a)(b)	2,176,500	10,854,491
JD.com Inc., Class A	1,405,528	26,273,512
Kanzhun Ltd., ADR	322,510	4,353,885
KE Holdings Inc., ADR	300,830	5,670,646
Kingdee International Software Group Co. Ltd.(a)	6,226,000	7,069,327
Kingsoft Corp. Ltd.	2,710,800	11,026,077
Kuaishou Technology(a)(b)	1,174,900	7,366,152
Lenovo Group Ltd.	17,336,000	20,514,094
Li Auto Inc., Class A(a)	1,645,028	19,482,818
Lingyi iTech Guangdong Co., Class A	3,339,700	3,969,223
Longfor Group Holdings Ltd.(b)	3,636,500	5,165,749
Meituan, Class B(a)(b)	2,840,930	59,924,498
MINISO Group Holding Ltd.(c)	1,007,200	5,037,518
MMG Ltd.(a)	12,541,600	4,304,809
NetEase Inc.	1,760,270	30,645,023
NIO Inc., Class A(a)(c)	974,279	4,350,052
Orient Securities Co. Ltd., Class A	5,073,105	7,675,985
PDD Holdings Inc., ADR(a)(c)	293,029	28,294,880
Ping An Insurance Group Co. of China Ltd., Class H	3,922,500	22,812,408
Pop Mart International Group Ltd.(b)	1,043,000	12,107,465
Postal Savings Bank of China Co. Ltd., Class A	8,501,800	6,239,618
Postal Savings Bank of China Co. Ltd., Class H(b)	14,898,000	8,484,746
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,049,100	3,866,912
Shenzhen Inovance Technology Co. Ltd., Class A	521,100	4,363,214
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	306,100	11,079,770
Sino Biopharmaceutical Ltd.	13,014,151	5,483,054
Sungrow Power Supply Co. Ltd., Class A	931,853	10,512,822
Sunny Optical Technology Group Co. Ltd.	1,071,523	8,752,518
Tencent Holdings Ltd.	3,314,200	171,156,101
Tongcheng Travel Holdings Ltd.	4,268,000	10,492,692
Trip.com Group Ltd.(a)	352,571	22,918,391
Vipshop Holdings Ltd., ADR	556,501	7,685,279
WuXi AppTec Co. Ltd., Class A	1,535,100	10,679,169
Wuxi Biologics Cayman Inc.(a)(b)	6,449,000	12,437,087
Xiaomi Corp., Class B(a)(b)	6,969,000	25,081,979
XPeng Inc., Class A(a)	1,770,996	10,681,534
Yadea Group Holdings Ltd.(b)	4,938,000	7,850,715
Yonyou Network Technology Co. Ltd., Class A(a)	2,228,130	4,078,078
Yum China Holdings Inc.	362,289	16,864,553
Yunnan Baiyao Group Co. Ltd., Class A	689,320	5,467,868
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	1,331,000	4,866,804
		1,150,394,663
Colombia — 0.1%
Bancolombia SA	494,723	4,329,921
Czech Republic — 0.1%
Moneta Money Bank AS(b)	1,156,735	5,954,080
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	3,538,060	5,807,584

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Greece — 0.7%
Metlen Energy & Metals SA	473,615	$15,601,585
OPAP SA	918,916	15,075,918
		30,677,503
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	1,317,349	9,029,079
India — 19.5%
ABB India Ltd.	53,993	4,753,807
Asian Paints Ltd.	972,236	28,561,427
AU Small Finance Bank Ltd.(b)	1,237,966	8,574,833
Axis Bank Ltd.	1,528,727	20,620,388
Bajaj Finance Ltd.	138,494	10,805,175
Bharat Electronics Ltd.	1,404,896	5,139,631
Bharti Airtel Ltd.	872,212	16,842,250
Canara Bank	3,816,275	4,621,981
Dabur India Ltd.	1,519,943	9,498,249
Eicher Motors Ltd.	168,907	9,671,425
HCL Technologies Ltd.	1,559,449	34,213,963
HDFC Bank Ltd.	3,789,675	80,870,689
HDFC Life Insurance Co. Ltd.(b)	1,093,750	8,533,677
Hero MotoCorp Ltd.	190,380	10,752,778
Hindalco Industries Ltd.	674,634	5,254,670
Hindustan Unilever Ltd.	972,875	28,768,255
ICICI Bank Ltd.	3,384,256	52,069,085
ICICI Lombard General Insurance Co. Ltd.(b)	237,214	5,232,037
ICICI Prudential Life Insurance Co. Ltd.(b)	1,458,460	12,097,171
IDFC First Bank Ltd.(a)	11,964,317	9,092,279
Indian Hotels Co. Ltd., Class A	1,465,380	13,797,287
IndusInd Bank Ltd.	353,875	4,179,709
Info Edge India Ltd.	128,036	12,534,686
Infosys Ltd.	2,724,750	60,093,401
Kotak Mahindra Bank Ltd.	853,684	17,885,231
Macrotech Developers Ltd.	443,329	6,590,838
Mahindra & Mahindra Ltd.	585,030	20,608,627
Mahindra & Mahindra Ltd., GDR(c)	326,195	11,514,684
Marico Ltd.	3,025,307	23,132,572
Mphasis Ltd.	127,446	4,506,180
PB Fintech Ltd.(a)	232,450	5,234,328
Persistent Systems Ltd., NVS	62,575	4,385,346
PI Industries Ltd.	122,771	5,916,607
Power Finance Corp. Ltd.	828,492	4,865,758
Power Grid Corp. of India Ltd.	5,087,977	19,864,612
Punjab National Bank	3,879,707	4,839,660
Reliance Industries Ltd.	4,483,724	68,801,912
SBI Cards & Payment Services Ltd.	685,972	5,694,653
Shriram Finance Ltd.	403,445	14,439,735
State Bank of India	476,354	4,741,038
Sundaram Finance Ltd.	89,069	4,194,476
Supreme Industries Ltd.	161,146	8,880,951
Suzlon Energy Ltd.(a)	10,204,537	7,648,564
Tata Consultancy Services Ltd.	158,542	8,030,462
Tata Consumer Products Ltd.	1,176,039	13,376,223
Tata Elxsi Ltd.	56,183	4,445,183
Tech Mahindra Ltd.	606,196	12,317,059
Trent Ltd.	218,760	17,632,319
TVS Motor Co. Ltd.	592,896	17,129,957
Union Bank of India Ltd.	8,263,768	11,944,348
United Spirits Ltd.	816,528	14,806,840
UPL Ltd.	1,970,621	12,739,975
Varun Beverages Ltd.	718,115	5,279,442
Vedanta Ltd.	865,976	4,659,945
Wipro Ltd.	942,947	6,470,821
Security	Shares	Value
India (continued)
Zomato Ltd.(a)	7,667,167	$25,515,498
		854,672,697
Indonesia — 0.7%
Bank Central Asia Tbk PT	14,339,092	9,049,601
Bank Rakyat Indonesia Persero Tbk PT	34,581,400	9,316,047
Chandra Asri Pacific Tbk PT	10,011,100	4,391,110
Kalbe Farma Tbk PT	54,987,400	5,205,497
Merdeka Copper Gold Tbk PT(a)	38,109,468	4,444,260
		32,406,515
Kuwait — 0.2%
Kuwait Finance House KSCP	3,144,498	7,546,754
Malaysia — 2.8%
AMMB Holdings Bhd	7,796,200	9,454,595
Axiata Group Bhd	8,323,100	4,386,116
CELCOMDIGI Bhd	4,947,600	3,987,052
CIMB Group Holdings Bhd	7,574,600	14,057,539
Kuala Lumpur Kepong Bhd	946,162	4,446,739
Malayan Banking Bhd	11,637,400	26,704,173
Press Metal Aluminium Holdings Bhd	9,831,500	10,269,852
Public Bank Bhd	23,637,881	23,782,022
Sime Darby Bhd	17,858,500	9,169,084
Sunway Bhd	15,188,823	16,601,732
		122,858,904
Mexico — 1.6%
Cemex SAB de CV, NVS	8,517,650	4,759,894
Fomento Economico Mexicano SAB de CV	1,915,716	17,130,754
Grupo Aeroportuario del Sureste SAB de CV, Class B	172,464	4,468,723
Grupo Bimbo SAB de CV, Series A	4,426,258	13,231,332
Grupo Financiero Banorte SAB de CV, Class O	2,445,557	16,406,955
Wal-Mart de Mexico SAB de CV	4,510,238	12,002,112
		67,999,770
Netherlands — 0.0%
Nebius Group NV, Class A(a)	68,976	1,516,782
Peru — 0.3%
Credicorp Ltd.	59,261	10,991,138
Poland — 0.7%
Allegro.eu SA (a)(b)	1,764,924	12,520,579
Budimex SA	38,633	4,489,304
KGHM Polska Miedz SA	133,179	4,187,864
ORLEN SA	881,924	11,095,627
		32,293,374
Qatar — 0.5%
Qatar National Bank QPSC	4,295,375	20,141,746
Russia — 0.0%
PhosAgro PJSC, New(a)(d)	4,826	48
Polyus PJSC(a)(d)	43,646	4
Rosneft Oil Co. PJSC(a)(d)	759,129	71
Sberbank of Russia PJSC(a)(d)	10,004,860	940
TCS Group Holding PLC, GDR(a)(d)(e)	124,025	12
		1,075
Saudi Arabia — 3.2%
ACWA Power Co.	91,111	8,825,065
Al Rajhi Bank	1,860,022	45,123,666
Bank AlBilad	434,170	4,050,488
Dr Sulaiman Al Habib Medical Services Group Co.	181,263	12,940,120
Etihad Etisalat Co.	1,739,840	25,563,408
Mobile Telecommunications Co. Saudi Arabia	4,139,723	11,393,381

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Saudi Arabian Mining Co.(a)	541,304	$7,457,727
Saudi Basic Industries Corp.	822,382	15,082,148
Saudi Telecom Co.	560,761	5,941,141
Savola Group (The)(a)	644,630	4,168,402
		140,545,546
South Africa — 3.8%
Anglogold Ashanti PLC, NVS	202,346	5,079,665
Aspen Pharmacare Holdings Ltd.	451,219	4,148,723
Bid Corp. Ltd.	209,415	5,107,080
Clicks Group Ltd.	262,476	5,724,100
FirstRand Ltd.	3,520,184	15,103,825
Gold Fields Ltd.	1,014,447	14,541,691
Kumba Iron Ore Ltd.	317,410	5,859,213
MTN Group Ltd.	957,714	4,297,451
Naspers Ltd., Class N	83,489	18,851,495
Nedbank Group Ltd.	1,207,008	19,426,695
NEPI Rockcastle NV	3,736,285	28,984,011
Sanlam Ltd.	1,222,555	5,978,330
Vodacom Group Ltd.	3,324,106	18,812,873
Woolworths Holdings Ltd./South Africa	4,625,482	16,133,507
		168,048,659
South Korea — 9.3%
CJ CheilJedang Corp.	24,038	4,558,083
Coway Co. Ltd.	174,239	8,256,847
Hana Financial Group Inc.	336,424	15,086,251
HD Hyundai Electric Co. Ltd.	19,705	5,006,748
Kakao Corp.	189,309	5,454,846
KB Financial Group Inc.	441,153	30,468,226
LG Chem Ltd.	25,054	5,125,893
LG Corp.	1	54
LG Display Co. Ltd.(a)	626,537	4,282,779
NAVER Corp.	160,813	23,937,932
NCSoft Corp.	35,419	6,051,457
POSCO Holdings Inc.	52,250	10,667,148
Samsung C&T Corp.	103,363	8,865,594
Samsung Electro-Mechanics Co. Ltd.	65,136	5,085,408
Samsung Electronics Co. Ltd.	2,960,098	116,400,516
Samsung Fire & Marine Insurance Co. Ltd.	18,415	5,209,923
Samsung Life Insurance Co. Ltd.	63,883	4,921,536
Samsung SDI Co. Ltd.	37,167	6,801,978
Shinhan Financial Group Co. Ltd.	483,083	18,510,337
SK Biopharmaceuticals Co. Ltd.(a)	113,690	8,459,780
SK Hynix Inc.	358,209	41,822,085
SK Inc.	170,311	16,731,033
SK Innovation Co. Ltd.(a)	116,510	9,595,910
SK Square Co. Ltd.(a)	116,059	6,209,765
SKC Co. Ltd.(a)	55,849	3,996,870
Woori Financial Group Inc.	2,644,939	31,757,446
Yuhan Corp.	49,963	4,146,453
		407,410,898
Taiwan — 20.6%
Accton Technology Corp.	245,000	5,002,611
Acer Inc.	9,426,000	11,045,466
ASE Technology Holding Co. Ltd.	1,944,000	9,235,751
Asia Vital Components Co. Ltd.	440,000	8,835,669
Asustek Computer Inc.	230,000	4,195,692
Cathay Financial Holding Co. Ltd.	14,473,769	29,444,942
Chailease Holding Co. Ltd.	1,400,000	5,133,211
Chunghwa Telecom Co. Ltd.	4,610,000	17,487,001
CTBC Financial Holding Co. Ltd.	14,594,000	16,858,078
Delta Electronics Inc.	1,531,000	18,151,400
Security	Shares	Value
Taiwan (continued)
E Ink Holdings Inc.	508,000	$4,446,264
E.Sun Financial Holding Co. Ltd.	59,418,591	49,572,303
Eva Airways Corp.	13,204,000	16,963,077
Evergreen Marine Corp. Taiwan Ltd.	664,000	4,461,010
Far EasTone Telecommunications Co. Ltd.	1,884,000	5,228,834
First Financial Holding Co. Ltd.	68,823,119	57,784,883
Fortune Electric Co. Ltd.	252,000	4,297,880
Fubon Financial Holding Co. Ltd.	12,004,542	32,712,226
Hon Hai Precision Industry Co. Ltd.	4,163,000	25,351,354
Lite-On Technology Corp.	1,816,000	5,858,697
MediaTek Inc.	793,000	31,136,537
Mega Financial Holding Co. Ltd.	4,274,281	5,243,137
Quanta Computer Inc.	949,000	8,627,310
SinoPac Financial Holdings Co. Ltd.	25,173,611	18,096,366
Taishin Financial Holding Co. Ltd.	16,867,135	8,905,378
Taiwan Semiconductor Manufacturing Co. Ltd.	14,820,000	461,799,279
United Microelectronics Corp.	9,617,000	13,047,163
Voltronic Power Technology Corp.	150,000	8,547,971
Wistron Corp.	1,203,000	4,246,866
Yuanta Financial Holding Co. Ltd.	9,963,000	10,238,309
		901,954,665
Thailand — 1.9%
Advanced Info Service PCL, NVDR	2,967,500	24,693,192
Bangkok Dusit Medical Services PCL, NVDR	17,889,900	13,170,639
Delta Electronics Thailand PCL, NVDR	2,354,100	10,389,230
Home Product Center PCL, NVDR(c)	20,394,100	5,632,431
PTT Oil & Retail Business PCL, NVDR	23,753,800	9,783,996
PTT PCL, NVDR	19,095,400	17,982,461
		81,651,949
Turkey — 0.6%
Akbank TAS	3,203,657	5,618,628
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,216,757	4,437,252
Haci Omer Sabanci Holding AS	4,109,639	10,719,536
Yapi ve Kredi Bankasi A/S	5,990,634	5,126,271
		25,901,687
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	9,469,077	25,839,027
Abu Dhabi Islamic Bank PJSC	4,880,152	17,352,006
Emirates Telecommunications Group Co. PJSC	2,316,074	10,442,054
First Abu Dhabi Bank PJSC	2,783,007	9,698,340
		63,331,427
Total Common Stocks — 98.2% (Cost: $3,707,647,119)		4,302,918,196
Preferred Stocks
Brazil — 0.6%
Banco Bradesco SA, Preference Shares, NVS	1,851,722	3,880,836
Cia Energetica de Minas Gerais, Preference Shares, NVS	1	2
Itau Unibanco Holding SA, Preference Shares, NVS	1,079,525	5,811,364
Petroleo Brasileiro SA, Preference Shares, NVS	2,255,862	14,689,648
		24,381,850
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	674,371	5,509,770
South Korea — 0.7%
LG Chem Ltd., Preference Shares, NVS	26,084	3,564,287

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	740,124	$24,738,558
		28,302,845
Total Preferred Stocks — 1.4% (Cost: $63,710,110)		58,194,465
Rights
India — 0.0%
UPL Ltd., (Expires 12/24/24, Strike Price INR 360)(a)	246,327	539,320
Total Rights — 0.0% (Cost: $—)		539,320
Total Long-Term Investments — 99.6% (Cost: $3,771,357,229)		4,361,651,981
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	9,863,647	9,868,578
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(f)(g)	14,290,000	14,290,000
Total Short-Term Securities — 0.5% (Cost: $24,158,235)		24,158,578
Total Investments — 100.1% (Cost: $3,795,515,464)		4,385,810,559
Liabilities in Excess of Other Assets — (0.1)%		(4,934,246)
Net Assets — 100.0%		$4,380,876,313

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,767,753	$7,104,120 (a)	$—	$(961)	$(2,334)	$9,868,578	9,863,647	$30,664 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	14,290,000 (a)	—	—	—	14,290,000	14,290,000	335,248	—
				$(961)	$(2,334)	$24,158,578		$365,912	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware MSCI EM ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	371	12/20/24	$20,231	$(381,559)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$563,064,142	$3,739,852,979	$1,075	$4,302,918,196
Preferred Stocks	29,891,620	28,302,845	—	58,194,465
Rights	—	539,320	—	539,320
Short-Term Securities
Money Market Funds	24,158,578	—	—	24,158,578
	$617,114,340	$3,768,695,144	$1,075	$4,385,810,559
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(381,559)	$—	$—	$(381,559)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company